BUSINESS ACQUISITION - Additional Information (Details) - CNY (¥)		1 Months Ended
	Sep. 30, 2022	Aug. 31, 2023	Oct. 31, 2024	Dec. 31, 2023
Jinan Nuobi
BUSINESS ACQUISITION
Percentage of equity interest transferred			100.00%
Cash consideration received from the disposal of Jinan Nuobi			¥ 0
Youru
BUSINESS ACQUISITION
Goodwill acquired	¥ 1,534,529
Jinan Nuobi
BUSINESS ACQUISITION
Percentage of equity interest acquired				100.00%
Consideration transferred		¥ 500,000